OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
Deferred drydocking, operating cost and charterhire revenue	$ 7,724	$ 8,040
Mark-to-market swaps valuation:
Current portion of the deferred tax benefit arising on intra-group transfer of long-term assets	3,487	3,156
Other	571	244
Other current liabilities	23,912	38,006
Swap | Interest rate swap
Mark-to-market swaps valuation:
Derivative liabilities, current	11,401	26,472
Swap | Currency swap
Mark-to-market swaps valuation:
Derivative liabilities, current	$ 729	$ 94